The SMT Fund
Schedule of Investments - November 30, 2001
(Unaudited)
                                                                         Principal
                                                                           Value                    Value
Money Market Securities - 99.9%
Firstar U.S. Treasury Money Market Fund, 1.59% (a)
(Cost $2,565,238)                                                        2,565,238                  $ 2,565,238
                                                                                              ------------------
                                                                                              ------------------

TOTAL INVESTMENTS - 99.9%  (Cost $2,565,238)                                                          2,565,238
                                                                                              ------------------
                                                                                              ------------------
Other assets less liabilities - 0.1%                                                                      1,915
                                                                                              ------------------
                                                                                              ------------------
TOTAL NET ASSETS - 100.0%                                                                           $ 2,567,153
                                                                                              ==================
                                                                                              ==================

(a) Variable rate security; the coupon rate shown represents the rate at November 30, 2001.

See accompanying notes which are an integral part of the financial statements.


The SMT Fund                                                                         November 30, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities, at value (cost $2,565,238)                                       $ 2,565,238
Accrued interest                                                                                 3,627
Deferred organization cost                                                                      12,968
                                                                                    -------------------
     Total assets                                                                            2,581,833

Liabilities

Management fees accrued                                                                         10,294
Trustee expense accrued                                                                          4,386
                                                                                    -------------------
     Total liabilities                                                                          14,680

Net Assets                                                                                 $ 2,567,153
                                                                                    ===================

Net Assets consist of:
Paid-in capital                                                                            $ 8,113,638
Accumulated net realized loss on investments                                                   (57,165)
Net unrealized depreciation on investments                                                  (5,489,320)
                                                                                    -------------------

Net Assets,  for 766,663 shares                                                            $ 2,567,153
                                                                                    ===================

Net Asset Value

Net asset value, offering and redemption price per share ($2,567,153 / 766,633)                 $ 3.35
                                                                                    ===================

See accompanying notes which are an integral part of the financial statements.

The SMT Fund
Statement of Operations
For the period year ended November 30, 2001 - (Unaudited)

Investment Income
Interest income                                                                            $ 19,335
                                                                                 -------------------
Total Income

Expenses
Investment advisory fee                                                                      69,327
Trustees' fees                                                                                2,666
Organization expense                                                                          4,507
                                                                                 -------------------
Total operating expenses                                                                     76,500
                                                                                 -------------------
Net Investment Loss                                                                         (57,165)
                                                                                 -------------------

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments securities                                         (559,691)
Change in net unrealized appreciation (depreciation) on
  investments securities                                                                     14,336
                                                                                 -------------------
                                                                                 -------------------
Net realized and unrealized gain (loss) on investments                                     (545,355)
                                                                                 -------------------
Net decrease in net assets resulting from operations                                     $ (602,520)
                                                                                 ===================

See accompanying notes which are an integral part of the financial statements.

The SMT Fund
Statement of Changes In Net Assets
(Unaudited)

                                                                                 Period ended              Year ended
                                                                               November 30, 2001          May 31, 2001
                                                                            ------------------------  ----------------------

Increase (Decrease) in Net Assets
From Operations
  Net investment income (loss)                                                            $ (57,165)             $ (158,806)
  Net realized gain (loss) on investment securities                                        (559,691)             (1,869,974)
  Change in net unrealized appreciation (depreciation )                                      14,336                (110,564)
                                                                            ------------------------  ----------------------
  Net increase (decrease) in net assets resulting from operations                          (602,520)             (2,139,344)
                                                                            ------------------------  ----------------------
Distributions
   From net realized gain                                                                         0                       0
                                                                                                      ----------------------
                                                                            ------------------------  ----------------------
   Total distributions                                                                            0                       0
                                                                            ------------------------  ----------------------
Share Transactions
  Net proceeds from sale of shares                                                              800                 781,369
  Shares issued in reinvestment of distributions                                                  0                      0
  Shares redeemed                                                                          (526,031)             (4,180,811)
                                                                            ------------------------  ----------------------
  Net increase (decrease) in net assets resulting
       from share transactions                                                             (525,231)             (3,399,442)
                                                                            ------------------------  ----------------------
Total increase (decrease) in net assets                                                  (1,127,751)             (5,538,786)

Net Assets
  Beginning of period                                                                     3,694,904               9,233,690
                                                                            ------------------------  ----------------------
  End of period (including undistributed net investment income (loss)
      of $57,165 and $0, respectively)                                                  $ 2,567,153             $ 3,694,904
                                                                            ========================  ======================


Shares of capital stock of the Fund sold and redeemed:
  Shares sold                                                                                   216                148,276
  Shares reinvested                                                                               0                      0
  Shares redeemed                                                                          (145,070)              (828,712)
                                                                            ------------------------  ----------------------
                                                                                                      ----------------------
Net increase (decrease) in number of shares outstanding                                    (144,854)               (680,436)
                                                                            ========================  ======================

See accompanying notes which are an integral part of the financial statements.


The SMT Fund
Financial Highlights

                                                       Period ended
                                                      November 30, 2001       Year ended            Year ended            Year ended
                                                       (Unaudited)           May 31, 2001          May 31, 2000     May 31, 1999 (a)
                                                    -------------------    ------------------    ------------------ ----------------
Selected Per Share Data
Net asset value, beginning of period                            $ 4.05                $ 5.80               $ 12.25          $ 10.00
                                                    -------------------    ------------------    ------------------ ----------------
Income from investment operations
  Net investment loss                                            (0.14)                (0.12)                (0.21)          (0.22)
  Net realized and unrealized gain (loss)                        (0.56)                (1.63)                (0.08)           3.44
                                                    -------------------    ------------------    ------------------ ----------------
                                                    -------------------    ------------------    ------------------ ----------------
Total from investment income (loss) operations                   (0.70)                (1.75)                (0.29)           3.22
                                                    -------------------    ------------------    ------------------ ----------------
Distributions to shareholders
  From net investment income                                      0.00                  0.00                  0.00            0.00
  From net realized gain                                          0.00                  0.00                 (6.16)          (0.97)
                                                    -------------------    ------------------    ------------------ ----------------
Total distributions                                               0.00                  0.00                 (6.16)          (0.97)
                                                    -------------------    ------------------    ------------------ ----------------

Net asset value, end of period                                  $ 3.35                $ 4.05                $ 5.80         $ 12.25
                                                    ===================    ==================    ================== ================

Total Return (b)                                                (17.28)%              (30.00)%               (7.34)%         33.14%

Ratios and Supplemental Data
Net assets, end of period (000)                                 $2,567                $3,695                $9,234         $16,530
Ratio of expenses to average net assets                          4.99% (c)             4.99%                 4.99%         4.99% (c)
Ratio of net investment income (loss) to
   average net assets                                            (3.73)(c)             (2.24)%               (2.30)%       (1.94)(c)
Portfolio turnover rate                                      4,176.43%             7,338.15%            23,116.67%     10,710.86%(c)

(a)  For the period June 5, 1998 (commencement of operations).
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

 The SMT Fund
                          Notes to Financial Statements
                                November 30, 2001
                                   (Unaudited)

NOTE 1. ORGANIZATION

The SMT Fund (the "Fund") was organized as a series of Securities Management & Timing Funds, an Ohio business trust (the "Trust") on February 20, 1998 and commenced operations on June 5, 1998. The Agreement and Declaration of Trust of the Trust permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end investment company and a diversified series of the Trust. The SMT Fund's investment objective is to provide a "higher total return over the long term than the total return of the United States equity markets." Prior to July 20, 1999, the investment objective was to provide long-term capital appreciation. The Fund seeks to achieve its objective by following a market timing strategy, which is based on a proprietary investment model developed by Securities Management & Timing, Inc (the "Adviser"). The Fund attempts to be "in the market" (invested in a broad range of common stocks) when the market is rising and "out of the market" (invested in money market instruments) when the market is declining.

The Adviser's market timing strategy uses a proprietary, computer-driven technical model that generates buy and sell signals. When the technical indicators in the model generate a buy signal, the Fund will substantially invest in a broad range of high quality stocks selected by the Adviser. When the indicator generates a sell signal, the stocks will be sold and the proceeds invested in money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Dividends and Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its short term capital gains at least once a year. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carry-overs, such gains will not be distributed.



                                  The SMT Fund
                          Notes to Financial Statements
                                November 30, 2001
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -continued

Federal Income Taxes - It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Expenses - Organizational costs represent costs incurred in connection with the organization and the initial public offering of the Fund. Organizational costs are deferred and will be amortized on a straight-line basis over five years. In the event that the original shareholder (or any subsequent transferee) redeems any of its original capital (seed capital) prior to these organizational costs being fully amortized, the redemption proceeds will be reduced by a pro-rata portion of any then unamortized organizational costs. For the period ended November 30, 2001, the amount of organization expense that was expensed was $4,507. At November 30, 2001, the unamortized balance was $12,698.

Estimates - Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Related Income - Securities transactions are recorded on a trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Securities Management & Timing, Inc., (the "Adviser") to manage the Fund's investments. As compensation for its management services, the Fund is authorized to pay the Adviser a fee equal to an annual average rate of 4.95% of its average daily net assets of the Fund, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage fees and commissions, taxes, interest and extraordinary expenses) exceeds 4.99%. The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. For the period ended November 30, 2001, the Adviser earned fees of $69,327 from the Fund. Craig M. Pauly is the President of the Adviser, and an officer, shareholder and Trustee of the Fund.




                                  The SMT Fund
                          Notes to Financial Statements
                                November 30, 2001
                                   (Unaudited)

NOTE 4. INVESTMENTS

For the period ended November 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $75,109,839 and $78,053,424, respectively. As of November 30, 2001, there was no unrealized appreciation or depreciation of Fund securities. The total cost of securities for federal income tax purposes on November 30, 2001 was $3,915,109. The difference between book cost and tax cost consists of wash sales in the amount of $1,349,871.